Shareholder Fees - FidelitySAIIntermediateTreasuryBondIndexFundFidelitySAIShort-TermTreasuryBondIndexFundPro	Apr. 29, 2025 USD ($)
FidelitySAIIntermediateTreasuryBondIndexFundFidelitySAIShort-TermTreasuryBondIndexFundPro | Fidelity SAI Short-Term Treasury Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none